Institutional Class Prospectus | State Farm S&P 500 Index Fund
STATE FARM S&P 500 INDEX FUND (SFXIX)
Investment Objective:
              The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

Until May 12, 2012, the S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the “Master Fund”). That series, called the S&P 500 Stock Master Portfolio, holds substantially all of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. BlackRock Fund Advisors (“BFA”) is the investment adviser to the S&P 500 Stock Master Portfolio. State Farm Investment Management Corp. (“SFIMC” or the “Manager”) monitors BFA’s performance. Effective May 12, 2012, the S&P 500 Index Fund directly will invest in the securities that make up the S&P 500 Index, and BFA will serve as sub-adviser to the Fund.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Institutional Class Prospectus State Farm S&P 500 Index Fund Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load)		none
Maximum account fee	[1]	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class Prospectus State Farm S&P 500 Index Fund Institutional
Management fees		0.18%
Distribution [and/or Service] (12b-1 fees) fees		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses	[1]	0.52%
[1]	The expense information in the table has been restated to reflect current fees that apply effective May 12, 2012. For the period May 1, 2012 through May 12, 2012, when the Fund will operate in the master-feeder structure, the management fees (and thus the total annual fund operating expenses) are 0.02% higher than shown above.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional Class Prospectus State Farm S&P 500 Index Fund Institutional	53	167	291	653

Portfolio Turnover
Effective May 12, 2012, the S&P 500 Index Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Until May 12, 2012, the S&P 500 Index Fund indirectly pays transaction costs through its investment in the S&P 500 Stock Master Portfolio. A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance. During the most recent fiscal year when the Fund invested its assets into the S&P 500 Stock Master Portfolio, the S&P 500 Stock Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
              The S&P 500 Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund’s target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor’s (“S&P”) selects stocks for the S&P 500 Index based upon the following factors:
  market value
  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)
  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable
              Effective May 12, 2012, the S&P 500 Index Fund pursues its investment objective by:
  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index
              Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BFA may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
              Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.      The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Indexing Risk.      This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.      Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 15.78%, during the second quarter of 2009. Worst quarter: -22.04%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns - Institutional Class Prospectus State Farm S&P 500 Index Fund	1-Year	5-Year	Since Inception		Inception Date
Institutional	1.61%	(0.69%)	2.91%	[1]	Feb. 28, 2002
Return After Taxes on Distributions Institutional	1.37%	(0.96%)	2.65%	[1]	Feb. 28, 2002
Return After Taxes on Distributions and Sale of Fund Shares Institutional	1.37%	(0.61%)	2.47%	[1]	Feb. 28, 2002
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.33%	[1]	Feb. 28, 2002
[1]	02/28/2002 to 12/31/2011